BORROWINGS (Details) (USD $)		12 Months Ended			1 Months Ended			3 Months Ended	1 Months Ended
	Sep. 30, 2009	Dec. 31, 2013 Short-term Line of Credit [Member]	Dec. 31, 2011 Short-term Line of Credit [Member]	Sep. 30, 2009 Short-term Line of Credit [Member]	May 31, 2012 Short-term Line of Credit [Member] Maximum [Member]	Sep. 30, 2009 Long-term Loan One [Member]	Sep. 30, 2009 Long-term Loan Two [Member]	Dec. 31, 2013 Long-term Loan Two [Member]	Feb. 28, 2010 Interest Rate Swap [Member]
Debt Instrument [Line Items]
Debt, face amount						$ 1,400,000	$ 5,600,000		$ 5,600,000
Debt instrument, variable interest reference rate						Annual LIBOR	One month LIBOR
Interest spread on variable rate						3.60%	5.05%
Repayment terms						24 Monthly Installments	96 Monthly Installments
Date of first required payment						Jan. 31, 2010	Jan. 31, 2012		Mar. 01, 2011
Debt instrument, maturity date									Feb. 28, 2015
Period loan was extended							8 years
Annual payment amount							700,000
Frequency of payment							Monthly
Effective interest rate									8.37%
Financial expenses								282,000
Revolving credit facility, maximum borrowing amount				3,600,000	7,600,000
Increase (decrease) in line of credit			5,600,000
Percentage of consolidated net revenues					20.00%
Outstanding borrowings	$ 10,600,000
Credit facility expiration date		Dec. 31, 2013